12. Financial Instruments and Risks: Schedule of Foreign Currency Risk (Details)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CAD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CAD ($)
Details
Foreign Currency Risk (USD) - Cash and cash equivalents	$ 0		$ 15,126,020
Foreign Currency Risk (USD) - Prepaid expenses and deposits	250,000
Foreign Currency Risk (USD) - Promissory note receivable	2,595,392		0
Foreign Currency Risk (USD) - Accounts payable	0		(46,138)
Foreign Currency Risk (USD) - Net exposure	$ 2,845,392		$ 15,079,882
Foreign Currency Risk (CAD)		$ 3,741,121		$ 19,629,482